PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
PARTY-IN-INTEREST TRANSACTIONS
PARTY-IN-INTEREST TRANSACTIONS

NOTE 5 – PARTY-IN-INTEREST TRANSACTIONS

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others.

In February 2024 the Bank announced it was moving the Plan from Pentegra Retirement Services, Inc. to Empower Trust Company, LLC as the custodian and Empower Life & Annuity Insurance Company of New York as the third party recordkeeper of the Plan and the move was completed in April 2024. Prior to April 2024, Pentegra Trust Company was the trustee and Pentegra Services, Inc. was the recordkeeper of the Plan. Certain Plan investments are shares of Reliance Trust Company Stable Value Collective Investment Trust, Series 25053 (“the fund”) that is a collective investment fund. Reliance Trust Company, who was the custodian for the Plan until April 2024, is also the trustee for the fund. Pentegra Retirement Services, Inc., who was the record keeper of the Plan, provides investment sub-advisory services for the fund. Transactions in the fund qualify as party-in-interest transactions.

The Plan provides participants the election of an investment in Pioneer Bancorp, Inc.’s common stock (employer common stock). As of December 31, 2025, the Plan held 197,965 shares of Pioneer Bancorp, Inc. common stock with a market value of $2,668,568 at a price per share of $13.48. As of December 31, 2024, the Plan held 216,294 shares of Pioneer Bancorp, Inc. common stock with a market value of $2,491,707 at a price per share of $11.52. Transactions in the employer common stock qualify as party-in-interest transactions.

Notes receivable from participants held by the Plan are considered party-in-interest transactions.

Certain administrative functions are performed by officers or employees of the Bank. No such officer or employee receives compensation from the Plan. Some administrative expenses of the Plan are paid directly by the Bank. The administrative expenses paid directly by the Plan, as well as indirectly through the reduction of investment return, are considered party-in-interest transactions.